Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

January 21, 2022

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attention:      John M. Ganley, Esq.

Re:	Ares Landmark Private Markets Fund

Registration Statement on Form N-2

File Numbers: 333-258821, 811-23727

Ladies and Gentlemen:

On behalf of Ares Landmark Private Markets Fund (the "Fund"), filed herewith under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), is Pre-Effective Amendment No. 2 (the "Amendment") under the Securities Act to the Fund's Registration Statement on Form N-2 filed with the Securities and Exchange Commission (the "Commission") on August 13, 2021 (the "Registration Statement").

The Amendment is being filed primarily to add two new share classes—Class A and Class D—to the Registration Statement. These classes—which have varying sales loads and distribution and servicing fees—will be approved by the Fund's Board of Trustees prior to the effective date of the Registration Statement. The Fund is permitted to offer multiple share classes in reliance on the exemptive relief provided under CION Ares Diversified Credit Fund, et. al. (File No. 811-14711).

The Amendment also is marked to show changes made in response to comments of the Commission's staff (the "Staff") on the Registration Statement that were provided to the undersigned by John M. Ganley of the Staff by telephone on November 29, 2021 and December 1, 2021. The Fund notes that, as requested by Mr. Ganley in a subsequent conversion with Ms. Kaufman on December 23, 2021, it also has added a section on Principal Risk Factors in the summary section of its Prospectus. For the convenience of the Staff, these comments have been restated below in their entirety. We have discussed the Staff's comments with representatives of the Fund. The Fund's response follows each comment. Please note that we have not independently verified information provided by the Fund. References in the responses to the Fund's Prospectus or Statement of Additional Information ("SAI") are to those filed as part of the Amendment. In addition to revisions made in response to Staff comments, certain other changes have been made in the Amendment. Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

Prospectus:

Cover Page

1.	Staff Comment: The Staff is reissuing Staff Comment No. 3 to the Registration Statement. Such comment stated "[p]lease disclose in the second bullet on the cover page the expected amount of repurchases per quarter."

Response: The requested revision has been made to the Amendment.

Summary of Offering Terms – Investment Objective and Strategy

2.	Staff Comment: The Staff is reissuing Staff Comment No. 5 to the Registration Statement. Such comment stated:

The third paragraph provides that "under normal market conditions, the Fund intends to invest and/or make capital commitments of at least 80% of its net assets, plus any borrowing for investment purposes, in Private Assets." Rule 35d-1 under the 1940 Act provides that if a fund's name suggests a type of investment, the fund must have a policy to invest "at least 80% of the value of its Assets in a particular type of investment . . .. suggested by the Fund's name[.]" Here the Fund's 80% test would treat capital commitments the same as assets for purposes of the Fund's 80% test. Please revise the Fund's 80% policy to delete the reference to capital commitments, inasmuch as they would not be Fund assets.

The Staff recognizes that the Fund has revised its disclosure to state that "[u]nder normal circumstances, the Fund intends to invest ~~and/or make capital commitments~~ (which for this purpose includes unfunded capital commitments of its assets) at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Assets", but disagrees with the Fund's prior response that unfunded capital commitments should be included in the Fund's 80% test. Accordingly, the Staff requests that the Fund either revise its 80% policy to exclude unfunded capital commitments, or revise its name to include the word "Commitments" or delete "Private Markets" in order to not be subject to Rule 35d-1 under the 1940 Act.

Response: The Fund has revised its 80% policy to remove unfunded capital commitments.

Summary of Offering Terms – Repurchase of Shares

3.	Staff Comment: In response to Comment No. 9 on the Registration Statement, the Fund added the following disclosure to the Amendment: "[t]o the extent a Shareholder seeks to tender all of the Shares they own and the Fund repurchases less than the full amount of Shares that the Shareholder requests to have repurchased, the Shareholder may maintain a balance of Shares of less than $[ ] following such Share repurchase." Please disclose what would happen in a scenario where a Shareholder chooses to tender a portion of its Shares, which would result in the Shareholder holding a balance less than the Fund's minimum account balance. If the Fund would redeem all of the Shareholder's shares, please disclose so in the Prospectus and revise the Fund's organizational documents, as applicable.

Response: The Amendment has been revised to disclose that unless the Board waives the minimum balance requirement of $10,000, the Fund may redeem all of the Shareholder's Shares. This redemption right of the Fund is included in the Fund's Amended and Restated Declaration of Trust, which will be filed as an exhibit to the Registration Statement.

Summary of Offering Terms – Incentive Fee

4.	Staff Comment: In response to Comment No. 10 to the Registration Statement, the Fund provided the Staff with an explanation as to the reset mechanism of the Loss Recovery Account. Please include language in the Amendment disclosing the risk of a scenario whereby a Shareholder may incur an Incentive Fee payment after the Loss Recovery Account resets, despite not experiencing a gain on his or her investment.

Response: The requested disclosure has been added to the Amendment.

Repurchase of Shares – Repurchase of Shares Process

5.	Staff Comment: The Staff notes that, pursuant to the Fund's share repurchase process, payment to a Shareholder for the repurchase of his or her Shares would not occur 65 days after the expiration of a tender offer. The Staff believes that payment four months or more following the expiration of the offer is not being made "promptly" within the meaning of Rule 13e-4(f)(5) and Rule 14e-1(c) under the Securities Exchange Act of 1934, as amended. The Commission has stated that payment is prompt under those rules if it is made within timeframes consistent with the practices of the financial community, including current settlement practices. Current practice of the financial community is for settlement to occur within two business days. The Commission explicitly stated that waiting up to 30 days is inconsistent with prompt payment requirements, except perhaps in the case of certain third party offers. See SEC Release No. 34-43069 (July 30, 2000), subsection II.D. The Staff, in furtherance of this Commission position, has historically not objected if payment is made within five business days for partial offers (in order to provide time to perform proration calculations), and the staff of the Division of Investment Management has not objected when payment is made as much as 65 days after expiration by funds that invest primarily in hedge funds and/or private equity funds. Furthermore, the staff of the Division of Investment Management has historically not objected to a small portion of the tender offer price, typically limited to 5%, being withheld by these same funds until completion of the annual audit, but in those cases the holdback amount should then be paid within the Commission's standard prompt payment guidelines following completion of the audit (within two to three business days). The Staff does not consider the issuance to offerees of a non-interest bearing, non-transferable promissory note, simply evidencing and postponing the offeror's pre-existing legal obligation to make a cash payment, as bearing on whether payment is being made promptly in accordance with applicable rules. Please revise the Fund's share repurchase process accordingly to comply with the Commission's current position.

Response: As disclosed in the Amendment, the Fund generally expects to conduct quarterly tender offers, which will expire on the last business day of each quarter, which also will be the Valuation Date for the Shares to be repurchased. The Fund generally expects to complete its valuation process to determine its net asset value for each class of Shares for that quarter approximately 25 days after the end of the quarter (with such date, being the Redemption Date) and will pay redeeming Shareholders cash in exchange for their properly tendered and accepted Shares approximately 10 days after the Redemption Date. As such, the Fund believes its anticipated tender offer process, in which Shareholders are expected to receive cash proceeds from the Fund in exchange for properly tendered Shares within 65 days of the expiration of its tender offer to be consistent with the position of the Division of Investment Management referenced by the Staff in its comment (the "Accommodation").

The Fund notes, however, the lack of public record regarding the Accommodation cited by the Staff. Counsel to the Fund is aware of ongoing discussions with the Staff and other registrants with respect to their tender offer process, and that the Staff has not objected to registrants with effective registration statements to continue to effect their tender offers on the time frames and with such payment methods as cited as objectionable by the Staff to the Fund and outside of the framework of the Accommodation. As such, and as disclosed in the Amendment and consistent with other registrants with similar investment strategies over the last twenty years, the Fund reserves the right, subject to compliance with the tender offer rules under the Securities Exchange Act of 1934, to pay redeeming Shareholders by means of a Promissory Note. The Fund acknowledges that the Commission has previously stated that, in most cases, payment would be prompt if made no later than three business days after expiration. However, the Fund believes that, should the issuance of a Promissory Note be determined to be appropriate, payment of tender offer proceeds will be made “promptly” in light of the facts and circumstances specific to the Fund and its underlying investments. The Fund respectfully submits that in the interpretive release on mini- tender offers and limited partnership tender offers, the Commission acknowledged that the tender offer rules do not define “promptly” and that this standard “may be determined by the practices of the financial community.” (See Exchange Act Release No. 43069 (July 31, 2000)). The Fund notes that this method of payment is industry practice for funds investing in both private funds and private companies. The Fund respectfully submits that the Fund believes the proposed use of promissory notes, if any, in connection with its share repurchase program will comply with the prompt payment requirement for tender offers.

PART B — STATEMENT OF ADDITIONAL INFORMATION:

Investment Practices, Techniques and Risks

6.	Staff Comment: The Staff recognizes the Fund's response to Comment No. 20 on the Registration Statement, which stated that the Fund intended to include SPACs and PIPEs in its 80% test. The Staff does not believe that SPACs or PIPEs would constitute private assets, as, at the time of investment, such securities are offered in connection with a public securities offering. Accordingly, there is an intention that such investment would become a public investment. Further, the Staff believes that investors purchasing a SPAC or PIPE security would not be selling or liquidating such security in a private market. The Staff notes that the Fund's investments in SPACs or PIPEs can be included in the Fund's remaining 20% asset bucket.

Response: The Fund acknowledges the Staff's comment and will not include investments in SPACs or PIPEs in its 80% policy.

* * * * *

Please direct any questions or comments to me at 212.969.3379 or kkaufman@proskauer.com or Devin Kasinki at 212.969.3151 or dkasinki@proskauer.com.

Very truly yours,

/s/ Kim Kaufman
Kim Kaufman

cc:	Nicole M. Runyan
Devin J. Kasinki

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